Convertible Preferred Stock	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Convertible Preferred Stock
Note 20. Convertible Preferred Stock
As of December 31, 2020, 2019 and 2018 the Company had outstanding the following series of convertible preferred stock, each par value $0.001 per share:

	December 31, 2020
(Amounts in thousands, except per share amounts)	Conversion Price per Share	Liquidation Preference	Shares Authorized	Shares Issued and Outstanding	Carrying Amount
Series A	$0.46	$17,500	38,393	38,393	$17,350
Series B	1.85	41,039	22,165	22,165	40,995
Series C	5.36	152,227	29,189	28,404	154,699
Series D-1	16.65	198,800	11,939	11,939	198,541
Series D-2	16.65	156,200	9,381	9,380	155,996
Series E	32.89	433,934	13,194	13,194	433,507
Series F	50.19	690,612	14,942	13,759	675,913
Series G	57.90	2,017,338	34,742	33,114	1,729,997
Series G-1	110.00	3,500,000	45,455	31,818	2,681,069
Series H-1	11.60	1,900,000	227,025	163,793	1,352,819
Series H-2	11.60	—	227,025	—	—
Series H-3	0.01	—	129,888	—	—
Series H-4	0.01	—	129,888	—	—
Acquisition	91.37	269,678	13,900	2,951	223,912
Junior	866.67	1,300	2	2	1,300

Total		$9,378,628	947,128	368,912	$7,666,098

	December 31, 2019		December 31, 2018
(Amounts in thousands)	Shares Issued and Outstanding	Carrying Amount	Shares Issued and Outstanding	Carrying Amount
Series A	$38,393	$17,350	$38,393	$17,350
Series B	22,165	40,995	22,165	40,995
Series C	28,404	154,699	28,404	154,699
Series D-1	11,939	198,541	11,939	198,541
Series D-2	9,380	155,996	9,380	155,996
Series E	13,194	433,507	13,194	433,507
Series F	13,759	675,913	13,759	675,913
Series G	33,114	1,729,997	33,114	1,729,997
Series G-1	31,818	2,681,069	—	—
Series H-1	17,241	161,353	—	—
Acquisition	2,920	222,884	1,408	90,398
Junior	2	1,300	2	1,300

Total	$222,329	$6,473,604	$171,758	$3,498,696

In March 2018, the Board of Directors of the Company designated 13,900,000 shares of authorized preferred stock as Acquisition Preferred Stock (“Acquisition Preferred Stock”) which may be divided and issued from time to time in one or more series as designated by the Board of Directors. As of December 31, 2020, the Board of Directors had designated a total of 1,600,000 shares of Acquisition Preferred Stock as Series
AP-1
Acquisition Preferred Stock (“Series
AP-1”),
40,000 shares as Series
AP-2
Acquisition Preferred Stock (“Series
AP-2”),
1,100,000 shares as Series
AP-3
Acquisition Preferred Stock (“Series
AP-3”)
and 1,500,000 shares as Series
AP-4
Acquisition Preferred Stock (“Series
AP-4”).
The Company issued 31,135 Acquisition Preferred shares during the years ended December 31, 2020. During the year ended December 31, 2019 and 2018, the Company issued a total of 1,609,744 shares and 1,407,796 shares, respectively, of Acquisition Preferred Stock issued in connection with the acquisitions discussed in Note 7.
In October 2019, the Board of Directors of the Company authorized 227,025,024 shares of the authorized Preferred Stock designated as Series
H-1
Convertible Preferred Stock (“Series
H-1”),
227,025,024 shares designated as Series
H-2
Convertible Preferred Stock (“Series
H-2”),
129,887,919 shares designated as Series
H-3
Convertible Preferred Stock (“Series
H-3”)
and 129,887,919 shares designated as Series
H-4
Convertible Preferred Stock (“Series
H-4”)
(collectively, the “Series H Preferred Stock”). The original issue price of the Series
H-1
and Series
H-2
was $11.60 per share and the original issue price of the Series
H-3
and Series
H-4
was $0.01 per share. The Series
H-1
and Series
H-3
shares have voting rights while the Series
H-2
and Series
H-4
do not.
In April 2020, the Company closed the PacificCo
Roll-up
and issued 34,482,759 shares of the Company’s Series
H-1
Convertible Preferred Stock as consideration for the transaction. The shares had a fair value of $8.13 per share upon issuance to affiliates of SBG in April 2020. See Note 6 for further details.
In November 2019, in connection with a partial exercise of the 2019 Warrant, the Company issued 17,241,379 shares of Series
H-1
Convertible Preferred Stock, recorded at $200.0 million less issuance costs of $38.6 million. The remaining 112,068,966 shares of Series
H-1
Convertible Preferred Stock were issued in April 2020 and were recorded at $911.1 million, equal to the fair value of the 2019 Warrant on the date of issuance of the shares. See Note 14 for further details.
In July 2019, the Company executed an amendment to the Amended 2018 Warrant which triggered an automatic exercise of the Amended 2018 Warrant. The early exercise provision was triggered and the outstanding Amended 2018 Warrant which had been funded earlier in 2019 was exercised for the issuance of 22,727,273 shares of Series
G-1
Preferred Stock. The exercise of the warrant also further triggered the conversion of the $1.0 billion principal amount of the Convertible Note to 9,090,909 shares of Series
G-1
Preferred Stock.
During the year ended December 31, 2018, the Company issued a total of 49,152 shares of Series G Preferred Stock in connection with the release of equity holdback amounts related to acquisitions.
During the year ended December 31, 2014, the Company issued a convertible note that is convertible into shares of Series C Preferred Stock. The convertible note was included as a component of the carrying amount of the Series C Preferred Stock upon its inception during 2014. As of December 31, 2020, 2019 and 2018, the remaining balance of the convertible note, included as a component of the carrying amount of the Series C Preferred Stock, is $4.2 million and represents the right to convert into 785,302 shares of Series C Preferred Stock.
The Series A, B, C,
D-1,
D-2,
E, F, G,
G-1
and H Preferred Stock are referred to as the “Senior Preferred Stock.” The rights and preferences of the Senior Preferred Stock, Acquisition Preferred Stock, and Junior Preferred Stock are as follows:
Conversion—
Acquisition Preferred Stock and all Senior Preferred Stock except for Series
H-2
and Series
H-4,
are convertible, at the option of the holder thereof, at any time and from time to time, and without the payment of additional consideration by the holder thereof, into such number of fully paid and nonassessable shares of Class A Common Stock as is determined by dividing the original issue price for such series of preferred stock by the conversion price for such series of preferred stock in effect at the time of conversion. The conversion price for each series of Senior Preferred Stock and Acquisition Preferred Stock was initially equal to the original issue price for such series of Senior Preferred Stock or Acquisition Preferred Stock, respectively, subject to adjustment as provided in the Company’s Amended and Restated Certificate of Incorporation, dated as of October 30, 2019 (the “Amended and Restated Certificate of Incorporation”). As of December 31, 2020, all shares of Acquisition Preferred Stock and all shares of Senior Preferred Stock, except for Series
H-2
and Series
H-4,
are convertible into shares of Class A Common Stock on a
one-to-one
basis and all shares of Junior Preferred Stock are convertible into shares of Class B Common Stock on a one-to-one
basis.
Upon either (a) the closing of the sale of shares of Class A Common Stock to the public in a firm commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, resulting in at least $250.0 million of gross proceeds to the Company (a “Qualifying IPO”), or (b) the date and time, or the occurrence of an event, specified by vote or written consent of the holders of at least a majority of the then outstanding shares of Senior Preferred Stock (voting together as a single class on an as converted to common stock basis), all outstanding shares of preferred stock of the Company will automatically be converted into shares of Class A Common Stock, at the then-effective conversion rate for such series of preferred stock (subject to certain additional consent rights in favor of holders of each of the Series C Preferred Stock, Series
D-1
and
D-2
Preferred Stock, Series E Preferred Stock, Series F Preferred Stock, Series G Preferred Stock, Series H Preferred Stock and Acquisition Preferred Stock), and such shares may not be reissued by the Company. For purposes of this conversion, each share of Junior Preferred Stock will convert into the number of shares of Class B Common Stock equal to the original issue price of the Junior Preferred Stock divided by the price per share of common stock issued in connection with a Qualifying IPO.
In a Qualifying IPO, any outstanding shares of
H-2
Preferred Stock will convert into a new class of
non-voting
common stock, with the rights, preferences, privileges and restrictions identical to the Class A Common Stock, except with respect to voting. The Series
H-4
Convertible Preferred Stock is a
non-voting
equivalent of the Series
H-3
Convertible Preferred Stock with similar conversion features as the Series
H-2
Convertible Preferred Stock. If SBG and its affiliates transfer any shares of Series
H-2
Convertible Preferred Stock to any person or entity that is not SBG or its affiliates, then the transferred shares of Series
H-2
Convertible Preferred Stock will automatically convert into shares of Series
H-1
Convertible Preferred Stock.
In addition, if (i) the aggregate number of voting securities held by SBG, SVFE and their affiliates would otherwise represent more than 49.90% or more of the combined voting power of the Company’s outstanding voting securities, then immediately prior to such occurrence, the minimum whole number of shares of Series
H-1
Preferred Stock or Series
H-3
Preferred Stock held by SBG and SVFE as is required to be converted into shares of Series
H-2
Preferred Stock or Series
H-4
Preferred Stock, as applicable, such that the aggregate number of voting securities held by SBG and SVFE after such conversion would represent no more than 49.90%, shall be automatically converted, without any further action, into an equal number of fully paid and non-assessable
shares of Series
H-2
Preferred Stock or Series
H-4
Preferred Stock, as applicable, pro rata among each SoftBank Holder or (ii) the aggregate number of voting securities held by SBG, SVFE and their affiliates would otherwise represent less than 49.90% of the combined voting power of the Company’s outstanding voting securities, then immediately prior to such occurrence, the maximum whole number of shares of Series
H-2
Preferred Stock or Series
H-4
Preferred stock held by SBG and SVFE as is required to be converted into shares of Series
H-1
Preferred Stock or Series
H-3
Preferred Stock, as applicable, such that the aggregate number of voting securities held by SBG, SVFE and their affiliates after such conversion would represent 49.90%, shall be automatically converted, without any further action, into an equal number of fully paid and non-assessable
shares of Series
H-1
Preferred Stock or Series
H-3
Preferred Stock, as applicable, pro rata among each SoftBank Holder.
Redemption—
The Senior Preferred Stock, Acquisition Preferred Stock, and Junior Preferred Stock are not redeemable at the option of any holder thereof (except in limited circumstances as set forth in the Company’s Amended and Restated Certificate of Incorporation).
Voting—
The holders of Acquisition Preferred Stock and Senior Preferred Stock, other than Series
H-2
and Series
H-4,
have the right to one vote for each share of Class A Common Stock into which such Senior Preferred Stock or Acquisition Preferred Stock could then be converted, except as expressly provided by the Company’s Amended and Restated Certificate of Incorporation or as provided by law. Except as expressly provided by the Company’s Amended and Restated Certificate of Incorporation or as provided by law, the holders of Class A Common Stock, Class B Common Stock and Class C Common Stock (collectively “Common Stock”), Senior Preferred Stock and Acquisition Preferred Stock vote together as a single class on an as converted to Common Stock basis on all matters upon which holders of Common Stock, Senior Preferred Stock and Acquisition Preferred Stock have the right to vote.
At any time when a specified number of shares of Senior Preferred Stock are outstanding, the Company may not take certain enumerated actions without (in addition to any other vote required by law or the Company’s Amended and Restated Certificate of Incorporation) the written consent or affirmative vote of the holders of at least a majority or two-thirds
of the then outstanding shares of Senior Preferred Stock, given in writing or by vote at a meeting, consenting or voting (as the case may be) separately as a class on an as converted to Common Stock basis.
Additionally, at any time when a specified number of shares of Acquisition Preferred Stock are outstanding, the Company may not take certain enumerated actions without (in addition to any other vote required by law or the Company’s Amended and Restated Certificate of Incorporation) the holders of at least a majority of the then outstanding shares of Acquisition Preferred Stock, given in writing or by vote at a meeting, consenting or voting (as the case may be) separately as a class on an as converted to Common Stock basis.
Effective October 30, 2019, in connection with the SoftBank Transactions, the Company’s Board of Directors was reconstituted to initially have up to ten members (which may be increased to eleven members, under certain circumstances), including five members designated by SBG, SoftBank Vision Fund and their affiliates. The holders of the shares of Series A Preferred Stock and Series G Preferred Stock, voting together exclusively and as a separate class, are each entitled to designate one director of the Company. The holders of the shares of Class B Common Stock and Class C Common Stock, voting together exclusively and as a separate class, are entitled to designate two directors of the Company, so long as any shares of Class B Common Stock or Class C Common Stock remain outstanding. Holders of shares of Common Stock and any other class or series of voting stock (including the Senior Preferred Stock and the Acquisition Preferred Stock), voting together as a single class on an as-converted
to Common Stock basis, shall elect the balance of the total number of Directors.
One Investor Director (as defined in the Company’s Amended and Restated Stockholders’ Agreement, dated as of October 30, 2019 (the “Amended and Restated Stockholders’ Agreement”)) is designated by Benchmark, one Second Investor Director (as defined in the Amended and Restated Stockholders’ Agreement) is designated by Hony Capital and two Shareholder Directors (as defined in the Amended and Restated Stockholders’ Agreement) are designated by the stockholders party to the Amended and Restated Stockholders’ Agreement (excluding SBG’s affiliates and Adam Neumann). Lew Frankfort from the Special Committee of the WeWork Inc. Board of Directors (the “Special Committee”) will serve until the later of the completion of the SoftBank Transactions and the final resolution of any litigation or disputes with SBG arising from such transactions or the consummation of the 2020 Tender Offer. Adam Neumann will not serve as a director of the Company but will remain a non-voting
observer, except that if and when Adam Neumann no longer has any financial obligation to SBG, SoftBank Vision Fund or their respective affiliates and any obligation from SBG he will be entitled to designate one director (following an IPO, two directors).
Until the earlier of a Deemed Liquidation Event, an IPO or Change of Control (each as defined in the Amended and Restated Certificate of Incorporation or the Amended and Restated Stockholders’ Agreement), all shares of capital stock held by Adam Neumann and his affiliates will be subject to a voting proxy in favor of the Board as to all matters, subject to certain limited exceptions, and Adam Neumann released any and all proxies that he had previously obtained from other stockholders of the Company.
Except as provided by law or by the other provisions of the Company’s Amended and Restated Certificate of Incorporation, holders of the Junior Preferred Stock, Series
H-2
Preferred Stock and Series
H-4
are not entitled to vote on any matter presented to the stockholders.
Dividends
—Dividends on the Senior Preferred Stock are noncumulative and are payable when and if declared by the Company’s Board of Directors, and prior and in preference to any declaration or payment of dividends on any other series or class of capital stock. After dividends in the full preferential amount are paid to the holders of the Senior Preferred Stock, any additional dividends declared by the Company’s Board of Directors shall be declared ratably among all holders of Class A Common Stock, Class B Common Stock, Class D Common Stock, Senior Preferred Stock and Acquisition Preferred Stock, pro rata based on the number of shares held by each holder on an as converted basis. The holders of Junior Preferred Stock and Class C Common Stock are not entitled to receive any dividends.
Anti-Dilution
—The conversion ratio for the Senior Preferred Stock is adjusted on a broad weighted-average basis in the event of an issuance (or deemed issuance) below the applicable Senior Preferred Stock price, as adjusted
.
Liquidation
—In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company or certain mergers, consolidations or asset sales:

•
First, the holders of shares of each series of Senior Preferred Stock then outstanding are entitled to be paid out of the assets of the Company, on a pari passu
basis, but before any payment is made to the holders of Junior Preferred Stock, Acquisition Preferred Stock, Class A Common Stock, Class B Common Stock or Class D Common Stock, an amount per share equal to the greater of (i) the applicable original issue price for such series of Senior Preferred Stock or (ii) such amount per share as would have been payable had all shares of such series of Senior Preferred Stock been converted into such class of common stock, in accordance with the Company’s Amended and Restated Certificate of Incorporation immediately prior to such transaction;

•
Second, after the payment of all preferential amounts required to be paid to the holders of shares of Senior Preferred Stock, the holders of shares of Acquisition Preferred Stock and Junior Preferred Stock then outstanding are entitled to be paid out of the assets of the Company, before any payment is made to the holders of Class A Common Stock, Class B Common Stock or Class D Common Stock, an amount per share equal to the original issue price for the Junior Preferred Stock and in the case of Acquisition Preferred Stock, an amount per share equal to the greater of (i) the applicable original issue price for such series of Acquisition Preferred Stock or (ii) such amount per share as would have been payable had all shares of such series of Acquisition Preferred Stock been converted into Class A Common Stock in accordance with the Company’s Amended and Restated Certificate of Incorporation immediately prior to such transaction; and

•
Third, after the payment of all preferential amounts required to be paid to the holders of shares of Senior Preferred Stock, Junior Preferred Stock, and Acquisition Preferred Stock, the remaining assets of the Company will be distributed among the holders of shares of Class A Common stock, Class B Common Stock and Class D Common Stock, pro rata based on the number of shares held by each such holder. The holders of shares of Class C Common Stock shall not participate in any such distribution in respect of such shares.

Stockholders’ Agreement
—Pursuant to the terms of the Amended and Restated Stockholders’ Agreement, no transfers by any of the parties are permitted other than certain permitted transfers described in the Amended and Restated Stockholders’ Agreement. Certain major investors have a right of first refusal and right of co-sale, on a pro rata basis and subordinate to the Company’s right of first refusal, on transfers of any stock held by certain parties to the Amended and Restated Stockholders’ Agreement.